Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2022
Depreciation and amortization expense [abstract]
Table of Depreciation and amortization

	2022	2021	2020
Depreciation of property and equipment	7,287,884	8,223,742	8,897,763
Amortization of rights to use leased real estate	2,018,680	2,033,243	2,043,791
Loss from sale or impairment of property and equipment	703,761	73,425	—
Amortization of intangible assets	657,996	421,235	907,194
Depreciation of investment properties	302,815	103,716	103,437
Depreciation of other assets	2,087	17,521	2,776

TOTAL	10,973,223	10,872,882	11,954,961